Disclosures about segments and related information (Schedule of Segment Reporting Information by Segment) (Details) (EUR €)	12 Months Ended
	Dec. 31, 2014 segment		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Mar. 15, 2013
Segment Reporting Information [Line Items]
Number of operating segments	2
Net sales to unaffiliated customers	€ 545,604,000		€ 612,277,000		€ 1,418,067,000
Gross profit	234,999,000		214,550,000		440,429,000
Result from operations	90,535,000		40,418,000		88,256,000
Interest income	1,583,000		972,000		1,989,000
Interest expense	(2,312,000)		(2,943,000)		(12,113,000)
Loss resulting from early extinguishment of debt	0		0		(2,209,000)
Accretion interest expense convertible notes	0		0		(4,469,000)
Foreign currency exchange gain (loss), net	26,439,000		(8,158,000)		(3,957,000)
Result from investments and associates	38,632,000		1,030,132,000		(766,000)
Income tax expense	(17,569,000)		(11,121,000)		(26,300,000)
Net income	137,308,000		1,049,300,000		40,431,000
Allocation of net earnings (loss):
Shareholders of the parent	137,308,000		1,051,893,000		7,149,000
Non-controlling interest	0		(2,593,000)		33,282,000
Depreciation and amortization	21,222,000		29,262,000		58,460,000
Cash and cash equivalents	385,777,000		312,437,000		290,475,000		390,250,000
Capitalized goodwill	12,104,000		11,421,000		51,888,000
Other intangible assets	3,960,000		5,637,000
Investments and associates	1,092,097,000		943,954,000		278,000
Total assets	1,826,933,000		1,551,249,000
ASM International N.V. [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	545,604,000		612,277,000		1,418,067,000
Gross profit	234,999,000		214,550,000		440,429,000
Result from operations	90,535,000		40,418,000		88,256,000
Interest income	1,583,000		972,000		1,989,000
Interest expense	(2,312,000)		(2,942,000)		(12,113,000)
Loss resulting from early extinguishment of debt					(2,209,000)
Accretion interest expense convertible notes					(4,469,000)
Foreign currency exchange gain (loss), net	26,439,000		(8,158,000)		(3,957,000)
Result from investments and associates	38,632,000		1,030,132,000		(766,000)
Income tax expense	(17,569,000)		(11,121,000)		(26,300,000)
Net income	137,308,000		1,049,300,000		40,431,000
Allocation of net earnings (loss):
Shareholders of the parent	137,308,000		1,051,893,000		7,149,000
Non-controlling interest	0		(2,593,000)		33,282,000
Capital expenditures and purchase of intangible assets	32,143,000		17,533,000		72,792,000
Depreciation and amortization	21,222,000		28,466,000		58,460,000
Cash and cash equivalents	385,777,000		312,437,000		290,475,000
Capitalized goodwill	12,104,000		11,421,000		51,888,000
Other intangible assets	3,960,000		5,637,000		13,915,000
Investments and associates	1,092,097,000		943,954,000
Other identifiable assets	332,995,000		277,800,000		1,143,228,000
Total assets	1,826,933,000		1,551,249,000		1,499,506,000
Total debt	0		0		80,623,000
Headcount in full-time equivalents (number of employees)	1,635	[1]	1,503	[1]	17,404	[1]
Front-End [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	545,604,000		451,992,000		370,409,000
Gross profit	234,999,000		176,160,000		124,531,000
Result from operations	90,535,000		44,704,000		539,000
Interest income	1,583,000		904,000		1,015,000
Interest expense	(2,312,000)		(2,553,000)		(11,381,000)
Loss resulting from early extinguishment of debt					(2,209,000)
Accretion interest expense convertible notes					(4,329,000)
Foreign currency exchange gain (loss), net	26,439,000		(9,005,000)		(3,050,000)
Result from investments and associates	(278,000)		0		(766,000)
Income tax expense	(17,569,000)		(9,484,000)		(8,965,000)
Net income	98,398,000		24,565,000		(29,146,000)
Allocation of net earnings (loss):
Capital expenditures and purchase of intangible assets	32,143,000		11,072,000		24,015,000
Depreciation and amortization	21,222,000		19,415,000		18,838,000
Cash and cash equivalents	385,777,000		312,437,000		145,061,000
Capitalized goodwill	12,104,000		11,421,000		11,649,000
Other intangible assets	3,960,000		5,637,000		9,049,000
Investments and associates	0		278,000
Other identifiable assets	332,995,000		277,800,000		334,399,000
Total assets	734,836,000		607,573,000		500,158,000
Total debt	0		0		0
Headcount in full-time equivalents (number of employees)	1,635	[1]	1,503	[1]	1,636	[1]
Back-End [Member] | Asm Pacific Technology Ltd [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers					1,047,658,000
Gross profit					315,898,000
Result from operations					87,717,000
Interest income					974,000
Interest expense					(732,000)
Loss resulting from early extinguishment of debt					0
Accretion interest expense convertible notes					(140,000)
Foreign currency exchange gain (loss), net					(907,000)
Result from investments and associates					0
Income tax expense					(17,335,000)
Net income					69,577,000
Allocation of net earnings (loss):
Capital expenditures and purchase of intangible assets					48,777,000
Depreciation and amortization					39,622,000
Cash and cash equivalents					145,414,000
Capitalized goodwill					40,239,000
Other intangible assets					4,866,000
Other identifiable assets					808,829,000
Total assets					999,348,000
Total debt					80,623,000
Headcount in full-time equivalents (number of employees)					15,768	[1]
Back-End 100% [Member] | Asm Pacific Technology Ltd [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	1,386,776,000		1,051,376,000
Gross profit	492,137,000		307,618,000
Result from operations	209,439,000		66,352,000
Interest income	0		272,000
Interest expense	(11,745,000)		(2,082,000)
Foreign currency exchange gain (loss), net	0		847,000
Result from investments and associates	0		0
Income tax expense	(43,728,000)		(11,308,000)
Net income	153,966,000		54,081,000
Allocation of net earnings (loss):
Capital expenditures and purchase of intangible assets	30,992,000		34,003,000
Depreciation and amortization	40,416,000		41,066,000
Cash and cash equivalents	275,431,000		149,313,000
Capitalized goodwill	43,076,000		0
Other intangible assets	66,617,000		902,000
Investments and associates	0		0
Other identifiable assets	755,106,000		599,709,000
Total assets	1,140,230,000		749,924,000
Total debt	247,608,000		65,105,000
Headcount in full-time equivalents (number of employees)	15,946	[1]	14,400	[1]
Elimination, Non-Consolidated [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	(1,386,776,000)		(891,091,000)
Gross profit	(492,137,000)		(269,228,000)
Result from operations	(209,439,000)		(70,638,000)
Interest income	0		(204,000)
Interest expense	11,745,000		1,693,000
Foreign currency exchange gain (loss), net	0		0
Result from investments and associates	38,910,000		1,030,132,000
Income tax expense	43,728,000		9,671,000
Net income	(115,056,000)		970,654,000
Allocation of net earnings (loss):
Capital expenditures and purchase of intangible assets	(30,992,000)		(27,542,000)
Depreciation and amortization	(40,416,000)		(32,015,000)
Cash and cash equivalents	(275,431,000)		(149,313,000)
Capitalized goodwill	(43,076,000)		0
Other intangible assets	(66,617,000)		(902,000)
Investments and associates	1,092,097,000		943,676,000
Other identifiable assets	(755,106,000)		(599,709,000)
Total assets	(48,133,000)		193,752,000
Total debt	(247,608,000)		(65,105,000)
Headcount in full-time equivalents (number of employees)	(15,946)	[1]	(14,400)	[1]
Asm Pacific Technology Ltd [Member]
Segment Reporting Information [Line Items]
Percentage of interest acquired in subsidiary	39.75%		39.94%					40.08%	[2]
Result from investments and associates			1,030,132,000
Allocation of net earnings (loss):
Investments and associates	€ 1,092,097,000		€ 943,676,000		€ 0

[1]	Headcount includes those employees with a fixed contract, and is exclusive of temporary workers.
[2]	The accounts of ASM Pacific Technology Ltd were consolidated till March 15, 2013. On that date ASM International sold a 11.88% share in ASM Pacific Technology Ltd resulting in a cease of its control and a subsequent deconsolidation of its 40.08% associate. This shareholding diluted in December 2013 as a result of the issuance of shares to 39.94%, and in 2014 to 39.75%.